Consolidated Balance Sheets - USD ($) $ in Thousands	Apr. 28, 2024	Apr. 30, 2023
Current Assets
Cash and cash equivalents	$ 13,171	$ 8,436
Accounts receivable	1,137	1,310
Inventories	949	802
Prepaid expenses and other current assets	2,101	577
Total current assets	17,358	11,125
Property and equipment, net	80,015	62,842
Operating lease right-of-use assets	66,362	55,604
Other long-term assets	3,586	1,356
Total assets	167,321	130,927
Current Liabilities
Current portion of long-term notes payable	4,818	1,044
Accrued occupancy costs	6,508	14,940
Other accrued liabilities	6,546	6,688
Current portion of operating lease liabilities	15,259	10,727
Warrant liabilities	5,411	1,925
Total current liabilities	69,881	61,978
Long-term notes payable	70,677	36,211
Long-term accrued occupancy costs	277	2,020
Operating lease liabilities	94,256	91,398
Other long-term liabilities	1,386	850
Total liabilities	236,477	192,457
Commitments and contingencies (Note 14)
Redeemable convertible preferred stock	0	53,468
Stockholders’ deficit
Common stock	4	1
Additional paid-in capital	56,623	3,794
Accumulated deficit	(125,783)	(118,793)
Total stockholders’ deficit	(69,156)	(114,998)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	167,321	130,927
Nonrelated Party
Current Liabilities
Accounts payable	22,706	19,305
Related Party
Current Liabilities
Accounts payable	$ 8,633	$ 7,349